H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Components of Income Taxes Recognized in Income Statement
Income taxes recognized in the income statement

	2024	2023	2022
Current income taxes for the year	–6,461	–4,289	–7,353
Current income taxes related to prior years	–162	118	253
Deferred tax income/expense (+/–)	4,563	1,406	1,617
Share of taxes in associated companies	–102	–20	–14
Pillar Two tax expense	–53	–	–
Income tax expense	–2,215	–2,785	–5,497

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate
Reconciliation of Swedish income tax rate with effective tax rate

	2024	2023	2022
Calculated tax expense at Swedish tax rate of 20.6%	–533	4,804	–5,070
Effect of foreign tax rates	430	–884	–605
Current income taxes related to prior years	–162	118	253
Remeasurement of tax loss carry-forwards	–973	–28	–49
Remeasurement of deductible temporary differences	308	394	15
Withholding tax expense	–780	–217	–
Recognition of previously expensed withholding tax	–	–	411
Tax effect of non-deductible expenses	–1,045	–7,311	–760
Tax effect of non-taxable income	655	335	327
Tax effect of changes in tax rates	–62	4	–19
Pillar Two tax expense	–53	–	–

Income tax expense	–2,215	–2,785	–5,497
Effective tax rate	85.6%	–11.9%	22.3%

Tax Effects of Temporary Differences and Tax Loss Carry-forwards
Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance

2024
Intangible assets and property, plant and equipment	1,447	3,457
Right-of-use assets and similar assets	–	1,199
Current assets	4,340	1,323
Post-employment benefits	4,778	229
Provisions	4,788	–
Lease liabilities and similar liabilities	1,307	–
Deferred tax credits	5,027	–
Other	2,394	359
Loss carry-forwards	5,603	–
Deferred tax assets/liabilities	29,684	6,567	23,117
Netting of assets/liabilities	–5,272	–5,272
Deferred tax assets/liabilities, net	24,412	1,295	23,117

2023
Intangible assets and property, plant and equipment	1,195	7,193
Right-of-use assets and similar assets	–	1,272
Current assets	3,413	1,313
Post-employment benefits	5,297	477
Provisions	3,980	–
Lease liabilities and similar liabilities	1,337	–
Deferred tax credits	5,453	–
Other	2,095	178
Loss carry-forwards	6,158	–
Deferred tax assets/liabilities	28,928	10,433	18,495
Netting of assets/liabilities	–6,553	–6,553
Deferred tax assets/liabilities, net	22,375	3,880	18,495

Changes in Deferred Taxes, Net
Changes in deferred taxes, net

	2024	2023
Opening balance, net	18,495	14,610
Recognized in net income	4,563	1,406
Recognized in other comprehensive income	505	–631
Balances regarding acquired/divested busines s es	–	–57
Deferred tax credits increase (+) / utilization (–)	–685	3,249
Translation difference	239	–82
Closing balance, net	23,117	18,495

Summary of Equity and Other Comprehensive Income
Tax on items charged to Equity and Other comprehensive income

	2024	2023	2022
Remeasurements of defined benefits pension plans	–147	–251	–2,093
Revaluation of credit risk on borrowings	117	137	–212
Cash flow hedge reserve s	652	–380	–671
Non-controlling interests	2	–	–4
Total	624	–494	–2,980

Tax Loss Carry-forwards
Tax loss carry-forwards

	Recognized tax loss		Unrecognized tax loss

Year of expiration	Tax loss carry-forwards	Tax value	Tax loss carry-forwards	Tax value
2025	58	10	136	19
2026	2	1	160	26
2027	10	2	1,331	327
2028	59	15	450	107
2029	300	85	118	16
2030 or later (also includes unlimited carry-forwards)	24,925	5,490	9,052	1,960
Total	25,354	5,603	11,247	2,455

Deferred Tax Credits
Deferred tax credits

	Recognized deferred tax credits	Unrecognized deferred tax credits

Year of expiration	Tax value	Tax value
2025	32	108
2026	121	122
2027	33	105
2028	1,376	9
2029	2,132	10
2030 or later	1,333	760
Total	5,027	1,114